COMMITMENTS AND CONTINGENT LIABILITIES - Capital Lease Agreements Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Total	$ 7.4	$ 31.3
Less: accumulated depreciation	(2.0)	(10.4)
Net book value	5.4	20.9
Buildings
Capital Leased Assets [Line Items]
Total	6.0	17.4
Machinery and equipment
Capital Leased Assets [Line Items]
Total	1.4	10.6
Other
Capital Leased Assets [Line Items]
Total	$ 0.0	$ 3.3